Related Party Transactions (Details) - Schedule of related parties' transactions	12 Months Ended
Mar. 31, 2021
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder; director of various subsidiaries
HangZhouTianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative and shareholder of Taikexi, Mr. Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (“Yuao”) [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by legal representative of Guanpeng
Mr. Limin Liu [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Chief Executive Officer
Guo Ronghong Business Factoring Shenzhen Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Common control by Mr. Hongyu Zhang